John Hancock Funds II

John Hancock Lifestyle Portfolios

John Hancock Lifestyle II Portfolios

John Hancock Retirement Choices Portfolios

John Hancock Retirement Living Portfolios

John Hancock Retirement Living through II Portfolios

Supplement dated December 9, 2016 to the current prospectuses (“Prospectuses”)

The following information supplements and supersedes any information to the contrary relating to the portfolios contained in the Prospectuses.

Effective as of February 1, 2017 (the "Effective Date"), the portfolios will be changing their names as set forth in the table below:

Portfolio Suite	Current Portfolio Name	New Portfolio Name
John Hancock Lifestyle Portfolios	Lifestyle Aggressive Portfolio	Multimanager Lifestyle Aggressive Portfolio
	Lifestyle Growth Portfolio	Multimanager Lifestyle Growth Portfolio
	Lifestyle Balanced Portfolio	Multimanager Lifestyle Balanced Portfolio
	Lifestyle Moderate Portfolio	Multimanager Lifestyle Moderate Portfolio
	Lifestyle Conservative Portfolio	Multimanager Lifestyle Conservative Portfolio
John Hancock Lifestyle II Portfolios	Lifestyle II Aggressive Portfolio	Multi-Index Lifestyle Aggressive Portfolio
	Lifestyle II Growth Portfolio	Multi-Index Lifestyle Growth Portfolio
	Lifestyle II Balanced Portfolio	Multi-Index Lifestyle Balanced Portfolio
	Lifestyle II Moderate Portfolio	Multi-Index Lifestyle Moderate Portfolio
	Lifestyle II Conservative Portfolio	Multi-Index Lifestyle Conservative Portfolio
John Hancock Retirement Choices Portfolios	Retirement Choices at 2060 Portfolio	Multi-Index 2060 Preservation Portfolio
	Retirement Choices at 2055 Portfolio	Multi-Index 2055 Preservation Portfolio
	Retirement Choices at 2050 Portfolio	Multi-Index 2050 Preservation Portfolio
	Retirement Choices at 2045 Portfolio	Multi-Index 2045 Preservation Portfolio
	Retirement Choices at 2040 Portfolio	Multi-Index 2040 Preservation Portfolio
	Retirement Choices at 2035 Portfolio	Multi-Index 2035 Preservation Portfolio
	Retirement Choices at 2030 Portfolio	Multi-Index 2030 Preservation Portfolio
	Retirement Choices at 2025 Portfolio	Multi-Index 2025 Preservation Portfolio
	Retirement Choices at 2020 Portfolio	Multi-Index 2020 Preservation Portfolio
	Retirement Choices Income Portfolio	Multi-Index Income Preservation Portfolio
John Hancock Retirement Living Portfolios	Retirement Living through 2060 Portfolio	Multimanager 2060 Lifetime Portfolio
	Retirement Living through 2055 Portfolio	Multimanager 2055 Lifetime Portfolio
	Retirement Living through 2050 Portfolio	Multimanager 2050 Lifetime Portfolio
	Retirement Living through 2045 Portfolio	Multimanager 2045 Lifetime Portfolio
	Retirement Living through 2040 Portfolio	Multimanager 2040 Lifetime Portfolio
	Retirement Living through 2035 Portfolio	Multimanager 2035 Lifetime Portfolio
	Retirement Living through 2030 Portfolio	Multimanager 2030 Lifetime Portfolio
	Retirement Living through 2025 Portfolio	Multimanager 2025 Lifetime Portfolio
	Retirement Living through 2020 Portfolio	Multimanager 2020 Lifetime Portfolio
	Retirement Living through 2015 Portfolio	Multimanager 2015 Lifetime Portfolio
	Retirement Living through 2010 Portfolio	Multimanager 2010 Lifetime Portfolio
John Hancock Retirement Living through II Portfolios	Retirement Living through II 2060 Portfolio	Multi-Index 2060 Lifetime Portfolio
	Retirement Living through II 2055 Portfolio	Multi-Index 2055 Lifetime Portfolio
	Retirement Living through II 2050 Portfolio	Multi-Index 2050 Lifetime Portfolio
	Retirement Living through II 2045 Portfolio	Multi-Index 2045 Lifetime Portfolio
	Retirement Living through II 2040 Portfolio	Multi-Index 2040 Lifetime Portfolio
	Retirement Living through II 2035 Portfolio	Multi-Index 2035 Lifetime Portfolio
	Retirement Living through II 2030 Portfolio	Multi-Index 2030 Lifetime Portfolio
	Retirement Living through II 2025 Portfolio	Multi-Index 2025 Lifetime Portfolio
	Retirement Living through II 2020 Portfolio	Multi-Index 2020 Lifetime Portfolio
	Retirement Living through II 2015 Portfolio	Multi-Index 2015 Lifetime Portfolio
	Retirement Living through II 2010 Portfolio	Multi-Index 2010 Lifetime Portfolio

Accordingly, all references to the previous portfolio names will be changed on the Effective Date to reflect the portfolios’ new names.

Effective January 1, 2017, for each portfolio that will include “Multi-index” in its name, the paragraph under “Principal Investment Strategies” in the Prospectus will be revised and restated as follows:

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. The fund is not designed to track an index or group of indexes. Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment grade debt securities with maturities that range from shorter to longer term. Below-investment-grade debt securities are also referred to as junk bonds. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

Effective January 1, 2017, for each portfolio that will include “Preservation” in its name, other than John Hancock Retirement Choices Income Portfolio, the paragraph under “Principal Investment Strategies” in the Prospectus will be revised and restated as follows:

The allocations reflected in the glide path are referred to as neutral allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective. The investment advisor may change the target allocation without shareholder approval if it believes such change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions. There is no guarantee that the fund will preserve either income or capital and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

Effective January 1, 2017, for John Hancock Retirement Choices Income Portfolio, the paragraph under “Principal Investment Strategies” in the Prospectus will be revised and restated as follows:

The fund’s allocations to equity and fixed-income are referred to as neutral allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside this target allocation to protect the fund or help it achieve its investment objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions.  There is no guarantee that the fund will preserve either income or capital and, as with other mutual fund investments, you could lose money. Unlike other John Hancock Multi-Index Portfolios, the fund is not designed to decrease its equity holdings over time. The fund is designed for an investor in or near retirement, and it is anticipated that investors will make gradual withdrawals from the fund.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated December 9, 2016 to the current Class R1, R2, R4 and R6 Summary Prospectus and Prospectus

Retirement Choices at 2060 Portfolio

Retirement Choices at 2055 Portfolio

Retirement Choices at 2050 Portfolio

Retirement Choices at 2045 Portfolio

Retirement Choices at 2040 Portfolio

Retirement Choices at 2035 Portfolio

Retirement Choices at 2030 Portfolio

Retirement Choices at 2025 Portfolio

Retirement Choices at 2020 Portfolio

Retirement Choices Income Portfolio (the “funds”)

Effective January 1, 2017, the Annual fund operating expenses table and the Expense example table in the “Fund summary” section applicable to each fund is revised and restated as follows:

Retirement Choices at 2060 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R1	R2	R4		R6
Management fee	0.18	0.18	0.18		0.18
Distribution and service (Rule 12b-1) fees	0.50	0.25	0.25		0.00
Other expenses
Service plan fee	0.25	0.25	0.10		0.00
Additional other expenses	1.02	1.02	1.02		1.02
Total other expenses [1]	1.27	1.27	1.12		1.02
Acquired fund fees and expenses [2]	0.43	0.43	0.43		0.43
Total annual fund operating expenses [3]	2.38	2.13	1.98		1.63
Contractual expense reimbursement [4]	–1.26	–1.26	–1.36	[5]	–1.26
Total annual fund operating expenses after expense reimbursements	1.12	0.87	0.62		0.37

1 "Other expenses" have been estimated for the fund's first year of operations.

2 "Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund and expenses of Class R1, Class R2, Class R4, and Class R6 shares exceed 0.75%, 0.50%, 0.25%, and 0.00%, respectively, of average net assets of the applicable class. For purposes of these agreements, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense; and "expenses of Class R1, Class R2, Class R4, and Class R6" means class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

5 The distributor contractually agrees to waive and limit its Rule 12b-1 fees for Class R4 shares to the extent necessary to achieve aggregate fees paid to the distributor of 0.15%. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R1	R2	R4	R6
1 year	114	89	63	38
3 years	622	545	489	391

1

Retirement Choices at 2055 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R1		R2		R4		R6
Management fee	0.18		0.18		0.18		0.18
Distribution and service (Rule 12b-1) fees	0.50		0.25		0.25		0.00
Other expenses
Service plan fee	0.25	[1]	0.25	[1]	0.10	[1]	0.00
Additional other expenses	0.20		0.20		0.20		0.20
Total other expenses [2]	0.45		0.45		0.30		0.20
Acquired fund fees and expenses [3]	0.44		0.44		0.44		0.44
Total annual fund operating expenses [4]	1.57		1.32		1.17		0.82
Contractual expense reimbursement [5]	–0.44		–0.44		–0.54	[6]	–0.44
Total annual fund operating expenses after expense reimbursements	1.13		0.88		0.63		0.38

1 "Service plan fee" has been restated to reflect maximum allowable fees.

2 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

3 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

4 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

5 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund and expenses of Class R1, Class R2, Class R4, and Class R6 shares exceed 0.75%, 0.50%, 0.25%, and 0.00%, respectively, of average net assets of the applicable class. For purposes of these agreements, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense; and "expenses of Class R1, Class R2, Class R4, and Class R6" means class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

6 The distributor contractually agrees to waive and limit its Rule 12b-1 fees for Class R4 shares to the extent necessary to achieve aggregate fees paid to the distributor of 0.15%. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R1	R2	R4	R6
1 year	115	90	64	39
3 years	453	375	318	218
5 years	814	681	592	412
10 years	1,830	1,552	1,372	973

2

Retirement Choices at 2050 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R1		R2		R4		R6
Management fee	0.19		0.19		0.19		0.19
Distribution and service (Rule 12b-1) fees	0.50		0.25		0.25		0.00
Other expenses
Service plan fee	0.25	[1]	0.25	[1]	0.10	[1]	0.00
Additional other expenses	0.07		0.07		0.07		0.07
Total other expenses	0.32		0.32		0.17		0.07
Acquired fund fees and expenses [2]	0.43		0.43		0.43		0.43
Total annual fund operating expenses [3]	1.44		1.19		1.04		0.69
Contractual expense reimbursement [4]	–0.31		–0.31		–0.41	[5]	–0.31
Total annual fund operating expenses after expense reimbursements	1.13		0.88		0.63		0.38

1 "Service plan fee" has been restated to reflect maximum allowable fees.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of Class R1, Class R2, Class R4, and Class R6 shares exceed 0.75%, 0.50%, 0.25%, and 0.00%, respectively, of average net assets of the applicable class. For purposes of this agreement, "expenses of Class R1, Class R2, Class R4, and Class R6" means class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

5 The distributor contractually agrees to waive and limit its Rule 12b-1 fees for Class R4 shares to the extent necessary to achieve aggregate fees paid to the distributor of 0.15%. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R1	R2	R4	R6
1 year	115	90	64	39
3 years	425	347	290	190
5 years	757	624	534	353
10 years	1,698	1,416	1,234	829

3

Retirement Choices at 2045 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R1		R2		R4		R6
Management fee	0.19		0.19		0.19		0.19
Distribution and service (Rule 12b-1) fees	0.50		0.25		0.25		0.00
Other expenses
Service plan fee	0.25	[1]	0.25	[1]	0.10	[1]	0.00
Additional other expenses	0.05		0.06		0.06		0.06
Total other expenses	0.30		0.31		0.16		0.06
Acquired fund fees and expenses [2]	0.43		0.43		0.43		0.43
Total annual fund operating expenses [3]	1.42		1.18		1.03		0.68
Contractual expense reimbursement [4]	–0.30		–0.31		–0.41	[5]	–0.31
Total annual fund operating expenses after expense reimbursements	1.12		0.87		0.62		0.37

1 "Service plan fee" has been restated to reflect maximum allowable fees.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of Class R1, Class R2, Class R4, and Class R6 shares exceed 0.75%, 0.50%, 0.25%, and 0.00%, respectively, of average net assets of the applicable class. For purposes of this agreement, "expenses of Class R1, Class R2, Class R4, and Class R6" means class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

5 The distributor contractually agrees to waive and limit its Rule 12b-1 fees for Class R4 shares to the extent necessary to achieve aggregate fees paid to the distributor of 0.15%. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R1	R2	R4	R6
1 year	114	89	63	38
3 years	420	344	287	186
5 years	748	619	529	348
10 years	1,676	1,404	1,222	817

4

Retirement Choices at 2040 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R1		R2		R4		R6
Management fee	0.20		0.20		0.20		0.20
Distribution and service (Rule 12b-1) fees	0.50		0.25		0.25		0.00
Other expenses
Service plan fee	0.25	[1]	0.25	[1]	0.10	[1]	0.00
Additional other expenses	0.05		0.05		0.05		0.05
Total other expenses	0.30		0.30		0.15		0.05
Acquired fund fees and expenses [2]	0.42		0.42		0.42		0.42
Total annual fund operating expenses [3]	1.42		1.17		1.02		0.67
Contractual expense reimbursement [4]	–0.31		–0.31		–0.41	[5]	–0.31
Total annual fund operating expenses after expense reimbursements	1.11		0.86		0.61		0.36

1 "Service plan fee" has been restated to reflect maximum allowable fees.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of Class R1, Class R2, Class R4, and Class R6 shares exceed 0.75%, 0.50%, 0.25%, and 0.00%, respectively, of average net assets of the applicable class. For purposes of this agreement, "expenses of Class R1, Class R2, Class R4, and Class R6" means class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

5 The distributor contractually agrees to waive and limit its Rule 12b-1 fees for Class R4 shares to the extent necessary to achieve aggregate fees paid to the distributor of 0.15%. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R1	R2	R4	R6
1 year	113	88	62	37
3 years	419	341	284	183
5 years	747	614	523	342
10 years	1,675	1,393	1,211	805

5

Retirement Choices at 2035 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R1		R2		R4		R6
Management fee	0.22		0.22		0.22		0.22
Distribution and service (Rule 12b-1) fees	0.50		0.25		0.25		0.00
Other expenses
Service plan fee	0.25	[1]	0.25	[1]	0.10	[1]	0.00
Additional other expenses	0.05		0.05		0.05		0.05
Total other expenses	0.30		0.30		0.15		0.05
Acquired fund fees and expenses [2]	0.40		0.40		0.40		0.40
Total annual fund operating expenses [3]	1.42		1.17		1.02		0.67
Contractual expense reimbursement [4]	–0.31		–0.31		–0.41	[5]	–0.31
Total annual fund operating expenses after expense reimbursements	1.11		0.86		0.61		0.36

1 "Service plan fee" has been restated to reflect maximum allowable fees.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of Class R1, Class R2, Class R4, and Class R6 shares exceed 0.75%, 0.50%, 0.25%, and 0.00%, respectively, of average net assets of the applicable class. For purposes of this agreement, "expenses of Class R1, Class R2, Class R4, and Class R6" means class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

5 The distributor contractually agrees to waive and limit its Rule 12b-1 fees for Class R4 shares to the extent necessary to achieve aggregate fees paid to the distributor of 0.15%. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R1	R2	R4	R6
1 year	113	88	62	37
3 years	419	341	284	183
5 years	747	614	523	342
10 years	1,675	1,393	1,211	805

6

Retirement Choices at 2030 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R1	R2	R4		R6
Management fee	0.26	0.26	0.26		0.26
Distribution and service (Rule 12b-1) fees	0.50	0.25	0.25		0.00
Other expenses
Service plan fee	0.25	0.25	0.10	[1]	0.00
Additional other expenses	0.05	0.05	0.04		0.04
Total other expenses	0.30	0.30	0.14		0.04
Acquired fund fees and expenses [2]	0.36	0.36	0.36		0.36
Total annual fund operating expenses [3]	1.42	1.17	1.01		0.66
Contractual expense reimbursement [4]	–0.31	–0.31	–0.40	[5]	–0.30
Total annual fund operating expenses after expense reimbursements	1.11	0.86	0.61		0.36

1 "Service plan fee" has been restated to reflect maximum allowable fees.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of Class R1, Class R2, Class R4, and Class R6 shares exceed 0.75%, 0.50%, 0.25%, and 0.00%, respectively, of average net assets of the applicable class. For purposes of this agreement, "expenses of Class R1, Class R2, Class R4, and Class R6" means class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

5 The distributor contractually agrees to waive and limit its Rule 12b-1 fees for Class R4 shares to the extent necessary to achieve aggregate fees paid to the distributor of 0.15%. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R1	R2	R4	R6
1 year	113	88	62	37
3 years	419	341	282	181
5 years	747	614	519	338
10 years	1,675	1,393	1,200	794

7

Retirement Choices at 2025 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R1		R2		R4		R6
Management fee	0.32		0.32		0.32		0.32
Distribution and service (Rule 12b-1) fees	0.50		0.25		0.25		0.00
Other expenses
Service plan fee	0.25	[1]	0.25	[1]	0.10	[1]	0.00
Additional other expenses	0.05		0.05		0.05		0.05
Total other expenses	0.30		0.30		0.15		0.05
Acquired fund fees and expenses [2]	0.29		0.29		0.29		0.29
Total annual fund operating expenses [3]	1.41		1.16		1.01		0.66
Contractual expense reimbursement [4]	–0.31		–0.31		–0.41	[5]	–0.31
Total annual fund operating expenses after expense reimbursements	1.10		0.85		0.60		0.35

1 "Service plan fee" has been restated to reflect maximum allowable fees.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of Class R1, Class R2, Class R4, and Class R6 shares exceed 0.75%, 0.50%, 0.25%, and 0.00%, respectively, of average net assets of the applicable class. For purposes of this agreement, "expenses of Class R1, Class R2, Class R4, and Class R6" means class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

5 The distributor contractually agrees to waive and limit its Rule 12b-1 fees for Class R4 shares to the extent necessary to achieve aggregate fees paid to the distributor of 0.15%. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R1	R2	R4	R6
1 year	112	87	61	36
3 years	416	338	281	180
5 years	742	608	518	337
10 years	1,664	1,381	1,119	793

8

Retirement Choices at 2020 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R1		R2	R4		R6
Management fee	0.40		0.40	0.40		0.40
Distribution and service (Rule 12b-1) fees	0.50		0.25	0.25		0.00
Other expenses
Service plan fee	0.25	[1]	0.25	0.10	[1]	0.00
Additional other expenses	0.05		0.05	0.05		0.05
Total other expenses	0.30		0.30	0.15		0.05
Acquired fund fees and expenses [2]	0.21		0.21	0.21		0.21
Total annual fund operating expenses [3]	1.41		1.16	1.01		0.66
Contractual expense reimbursement [4]	–0.33		–0.33	–0.43	[5]	–0.33
Total annual fund operating expenses after expense reimbursements	1.08		0.83	0.58		0.33

1 "Service plan fee" has been restated to reflect maximum allowable fees.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of Class R1, Class R2, Class R4, and Class R6 shares exceed 0.75%, 0.50%, 0.25%, and 0.00%, respectively, of average net assets of the applicable class. For purposes of this agreement, "expenses of Class R1, Class R2, Class R4, and Class R6" means class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.31% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

5 The distributor contractually agrees to waive and limit its Rule 12b-1 fees for Class R4 shares to the extent necessary to achieve aggregate fees paid to the distributor of 0.15%. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R1	R2	R4	R6
1 year	110	85	59	34
3 years	414	336	279	178
5 years	740	606	516	335
10 years	1,662	1,380	1,197	791

9

Retirement Choices Income Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R1		R2		R4		R6
Management fee	0.47		0.47		0.47		0.47
Distribution and service (Rule 12b-1) fees	0.50		0.25		0.25		0.00
Other expenses
Service plan fee	0.25	[1]	0.25	[1]	0.10	[1]	0.00
Additional other expenses	0.09		0.09		0.09		0.09
Total other expenses	0.34		0.34		0.19		0.09
Acquired fund fees and expenses [2]	0.15		0.15		0.15		0.15
Total annual fund operating expenses [3]	1.46		1.21		1.06		0.71
Contractual expense reimbursement [4]	–0.37		–0.37		–0.37	[5]	–0.37
Total annual fund operating expenses after expense reimbursements	1.09		0.84		0.59		0.34

1 "Service plan fee" has been restated to reflect maximum allowable fees.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund and expenses of Class R1, Class R2, Class R4, and Class R6 shares exceed 0.75%, 0.50%, 0.25%, and 0.00%, respectively, of average net assets of the applicable class. For purposes of these agreements, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense; and "expenses of Class R1, Class R2, Class R4, and Class R6" means class plus class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.33% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

5 The distributor contractually agrees to waive and limit its Rule 12b-1 fees for Class R4 shares to the extent necessary to achieve aggregate fees paid to the distributor of 0.15%. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R1	R2	R4	R6
1 year	111	86	60	35
3 years	425	347	290	190
5 years	762	629	539	359
10 years	1,715	1,433	1,252	848

You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference.

10

John Hancock Funds II

Supplement dated December 9, 2016 to the current Class R6 Summary Prospectus and Prospectus

Retirement Living through II 2060 Portfolio

Retirement Living through II 2055 Portfolio

Retirement Living through II 2050 Portfolio

Retirement Living through II 2045 Portfolio

Retirement Living through II 2040 Portfolio

Retirement Living through II 2035 Portfolio

Retirement Living through II 2030 Portfolio

Retirement Living through II 2025 Portfolio

Retirement Living through II 2020 Portfolio

Retirement Living through II 2015 Portfolio

Retirement Living through II 2010 Portfolio (the “funds”)

Effective January 1, 2017, the Annual fund operating expenses table and the Expense example table in the “Fund summary” section applicable to each fund is revised and restated as follows:

Retirement Living through II 2060 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R6
Management fee	0.22
Other expenses[1]	3.35
Acquired fund fees and expenses [2]	0.39
Total annual fund operating expenses [3]	3.96
Contractual expense reimbursement [4]	–3.59
Total annual fund operating expenses after expense reimbursements	0.37

1 "Other expenses" have been estimated for the fund's first year of operations.

2 "Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund and expenses of Class R6 shares exceed 0.00% of average net assets of the class. For purposes of these agreements, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense and “expenses of Class R6” means class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R6
1 year	38
3 years	875

1

Retirement Living through II 2055 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R6
Management fee	0.22
Other expenses[1]	0.51
Acquired fund fees and expenses [2]	0.38
Total annual fund operating expenses [3]	1.11
Contractual expense reimbursement [4]	–0.75
Total annual fund operating expenses after expense reimbursements	0.36

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund and expenses of Class R6 shares exceed 0.00% of average net assets of the class. For purposes of these agreements, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense and “expenses of Class R6” means class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R6
1 year	37
3 years	278
5 years	539
10 years	1,284

2

Retirement Living through II 2050 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R6
Management fee	0.22
Other expenses[1]	0.46
Acquired fund fees and expenses [2]	0.38
Total annual fund operating expenses [3]	1.06
Contractual expense reimbursement [4]	–0.70
Total annual fund operating expenses after expense reimbursements	0.36

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund and expenses of Class R6 shares exceed 0.00% of average net assets of the class. For purposes of these agreements, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense and “expenses of Class R6” means class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R6
1 year	37
3 years	267
5 years	517
10 years	1,231

3

Retirement Living through II 2045 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R6
Management fee	0.22
Other expenses[1]	0.30
Acquired fund fees and expenses [2]	0.38
Total annual fund operating expenses [3]	0.90
Contractual expense reimbursement [4]	–0.54
Total annual fund operating expenses after expense reimbursements	0.36

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund and expenses of Class R6 shares exceed 0.00% of average net assets of the class. For purposes of these agreements, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense and “expenses of Class R6” means class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R6
1 year	37
3 years	233
5 years	446
10 years	1,058

4

Retirement Living through II 2040 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R6
Management fee	0.22
Other expenses[1]	0.25
Acquired fund fees and expenses [2]	0.38
Total annual fund operating expenses [3]	0.85
Contractual expense reimbursement [4]	–0.49
Total annual fund operating expenses after expense reimbursements	0.36

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund and expenses of Class R6 shares exceed 0.00% of average net assets of the class. For purposes of these agreements, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense and “expenses of Class R6” means class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R6
1 year	37
3 years	222
5 years	423
10 years	1,004

5

Retirement Living through II 2035 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R6
Management fee	0.23
Other expenses[1]	0.21
Acquired fund fees and expenses [2]	0.37
Total annual fund operating expenses [3]	0.81
Contractual expense reimbursement [4]	–0.45
Total annual fund operating expenses after expense reimbursements	0.36

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund and expenses of Class R6 shares exceed 0.00% of average net assets of the class. For purposes of these agreements, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense and “expenses of Class R6” means class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R6
1 year	37
3 years	214
5 years	405
10 years	960

6

Retirement Living through II 2030 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R6
Management fee	0.26
Other expenses[1]	0.16
Acquired fund fees and expenses [2]	0.36
Total annual fund operating expenses [3]	0.78
Contractual expense reimbursement [4]	–0.40
Total annual fund operating expenses after expense reimbursements	0.38

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund and expenses of Class R6 shares exceed 0.00% of average net assets of the class. For purposes of these agreements, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense and “expenses of Class R6” means class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R6
Shares
1 year	39
3 years	209
5 years	394
10 years	929

7

Retirement Living through II 2025 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R6
Management fee	0.29
Other expenses[1]	0.15
Acquired fund fees and expenses [2]	0.34
Total annual fund operating expenses [3]	0.78
Contractual expense reimbursement [4]	–0.39
Total annual fund operating expenses after expense reimbursements	0.39

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund and expenses of Class R6 shares exceed 0.00% of average net assets of the class. For purposes of these agreements, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense and “expenses of Class R6” means class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R6
1 year	40
3 years	210
5 years	395
10 years	930

8

Retirement Living through II 2020 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R6
Management fee	0.33
Other expenses[1]	0.19
Acquired fund fees and expenses [2]	0.32
Total annual fund operating expenses [3]	0.84
Contractual expense reimbursement [4]	–0.45
Total annual fund operating expenses after expense reimbursements	0.39

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund and expenses of Class R6 shares exceed 0.00% of average net assets of the class. For purposes of these agreements, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense and “expenses of Class R6” means class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.31% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R6
Shares
1 year	40
3 years	223
5 years	422
10 years	995

9

Retirement Living through II 2015 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R6
Management fee	0.36
Other expenses[1]	0.43
Acquired fund fees and expenses [2]	0.30
Total annual fund operating expenses [3]	1.09
Contractual expense reimbursement [4]	–0.71
Total annual fund operating expenses after expense reimbursements	0.38

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund and expenses of Class R6 shares exceed 0.00% of average net assets of the class. For purposes of these agreements, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense and “expenses of Class R6” means class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.33% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R6
1 year	39
3 years	276
5 years	532
10 years	1,265

10

Retirement Living through II 2010 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R6
Management fee	0.38
Other expenses[1]	0.61
Acquired fund fees and expenses [2]	0.29
Total annual fund operating expenses [3]	1.28
Contractual expense reimbursement [4]	–0.91
Total annual fund operating expenses after expense reimbursements	0.37

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund and expenses of Class R6 shares exceed 0.00% of average net assets of the class. For purposes of these agreements, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense and “expenses of Class R6” means class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.35% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R6
1 year	38
3 years	316
5 years	615
10 years	1,465

You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference.

11

John Hancock Funds II

Supplement dated December 9, 2016 to the current Class 1 Prospectus

Retirement Choices at 2060 Portfolio

Retirement Choices at 2055 Portfolio

Retirement Choices at 2050 Portfolio

Retirement Choices at 2045 Portfolio

Retirement Choices at 2040 Portfolio

Retirement Choices at 2035 Portfolio

Retirement Choices at 2030 Portfolio

Retirement Choices at 2025 Portfolio

Retirement Choices at 2020 Portfolio

Retirement Choices Income Portfolio (the “funds”)

Effective January 1, 2017, the Annual fund operating expenses table and the Expense example table in the “Fund summary” section applicable to each fund is revised and restated as follows:

Retirement Choices at 2060 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.18
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	1.00
Acquired fund fees and expenses [2]	0.43
Total annual fund operating expenses [3]	1.66
Contractual expense reimbursement [4]	–1.24
Total annual fund operating expenses after expense reimbursements	0.42

1 "Other expenses" have been estimated for the fund’s first year of operations.

2 "Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	43
3 years	402

1

Retirement Choices at 2055 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.18
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	0.18
Acquired fund fees and expenses [2]	0.44
Total annual fund operating expenses [3]	0.85
Contractual expense reimbursement [4]	–0.42
Total annual fund operating expenses after expense reimbursements	0.43

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	44
3 years	229
5 years	430
10 years	1,010

2

Retirement Choices at 2050 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.19
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.05
Acquired fund fees and expenses [1]	0.43
Total annual fund operating expenses [2]	0.72
Contractual expense reimbursement [3]	–0.29
Total annual fund operating expenses after expense reimbursements	0.43

1 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

2 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

3  The advisor contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	44
3 years	201
5 years	372
10 years	867

3

Retirement Choices at 2045 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.19
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.04
Acquired fund fees and expenses [1]	0.43
Total annual fund operating expenses [2]	0.71
Contractual expense reimbursement [3]	–0.29
Total annual fund operating expenses after expense reimbursements	0.42

1 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

2 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

3 The advisor contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	43
3 years	198
5 years	366
10 years	855

4

Retirement Choices at 2040 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.20
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.03
Acquired fund fees and expenses [1]	0.42
Total annual fund operating expenses [2]	0.70
Contractual expense reimbursement [3]	–0.29
Total annual fund operating expenses after expense reimbursements	0.41

1 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

2 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

3 The advisor contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	42
3 years	195
5 years	361
10 years	843

5

Retirement Choices at 2035 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.22
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.03
Acquired fund fees and expenses [1]	0.40
Total annual fund operating expenses [2]	0.70
Contractual expense reimbursement [3]	–0.29
Total annual fund operating expenses after expense reimbursements	0.41

1 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

2 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

3 The advisor contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	42
3 years	195
5 years	361
10 years	843

6

Retirement Choices at 2030 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.26
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.03
Acquired fund fees and expenses [1]	0.36
Total annual fund operating expenses [2]	0.70
Contractual expense reimbursement [3]	–0.29
Total annual fund operating expenses after expense reimbursements	0.41

1 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

2 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

3 The advisor contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	42
3 years	195
5 years	361
10 years	843

7

Retirement Choices at 2025 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.32
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.03
Acquired fund fees and expenses [1]	0.29
Total annual fund operating expenses [2]	0.69
Contractual expense reimbursement [3]	–0.29
Total annual fund operating expenses after expense reimbursements	0.40

1 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

2 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

3 The advisor contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	41
3 years	192
5 years	355
10 years	831

8

Retirement Choices at 2020 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.40
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.03
Acquired fund fees and expenses [1]	0.21
Total annual fund operating expenses [2]	0.69
Contractual expense reimbursement [3]	–0.31
Total annual fund operating expenses after expense reimbursements	0.38

1 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

2 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

3 The advisor contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.31% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	39
3 years	190
5 years	353
10 years	829

9

Retirement Choices Income Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.47
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.07
Acquired fund fees and expenses [1]	0.15
Total annual fund operating expenses [2]	0.74
Contractual expense reimbursement [3]	–0.35
Total annual fund operating expenses after expense reimbursements	0.39

1 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

2 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

3 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.33% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	40
3 years	201
5 years	377
10 years	886

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

10

John Hancock Funds II

Supplement dated December 9, 2016 to the current Class R3 and R5 Prospectus

Retirement Choices at 2060 Portfolio

Retirement Choices at 2055 Portfolio

Retirement Choices at 2050 Portfolio

Retirement Choices at 2045 Portfolio

Retirement Choices at 2040 Portfolio

Retirement Choices at 2035 Portfolio

Retirement Choices at 2030 Portfolio

Retirement Choices at 2025 Portfolio

Retirement Choices at 2020 Portfolio

Retirement Choices Income Portfolio (the “funds”)

Effective January 1, 2017, the Annual fund operating expenses table and the Expense example table in the “Fund summary” section applicable to each fund is revised and restated as follows:

Retirement Choices at 2060 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R3	R5
Management fee	0.18	0.18
Distribution and service (Rule 12b-1) fees	0.50	0.00
Other expenses
Service plan fee	0.15	0.05
Additional other expenses	1.02	1.02
Total other expenses [1]	1.17	1.07
Acquired fund fees and expenses [2]	0.43	0.43
Total annual fund operating expenses [3]	2.28	1.68
Contractual expense reimbursement [4]	–1.24	–1.24
Total annual fund operating expenses after expense reimbursements	1.04	0.44

1 "Other expenses" have been estimated for the fund’s first year of operations.

2 "Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R3	R5
1 year	106	45
3 years	593	408

1

Retirement Choices at 2055 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R3	R5
Management fee	0.18	0.18
Distribution and service (Rule 12b-1) fees	0.50	0.00
Other expenses
Service plan fee	0.15	0.05
Additional other expenses	0.20	0.20
Total other expenses [1]	0.35	0.25
Acquired fund fees and expenses [2]	0.44	0.44
Total annual fund operating expenses [3]	1.47	0.87
Contractual expense reimbursement [4]	–0.42	–0.42
Total annual fund operating expenses after expense reimbursements	1.05	0.45

1 "Other expenses" have been estimated for the first year of operations of the fund’s Class R3 and Class R5 shares.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R3	R5
1 year	107	46
3 years	424	236
5 years	763	441
10 years	1,721	1,034

2

Retirement Choices at 2050 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R3	R5
Management fee	0.19	0.19
Distribution and service (Rule 12b-1) fees	0.50	0.00
Other expenses
Service plan fee	0.15	0.05
Additional other expenses	0.07	0.07
Total other expenses [1]	0.22	0.12
Acquired fund fees and expenses [2]	0.43	0.43
Total annual fund operating expenses [3]	1.34	0.74
Contractual expense reimbursement [4]	–0.29	–0.29
Total annual fund operating expenses after expense reimbursements	1.05	0.45

1 "Other expenses" have been estimated for the first year of operations of the fund’s Class R3 and Class R5 shares.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R3	R5
1 year	107	46
3 years	396	207
5 years	706	383
10 years	1,587	891

3

Retirement Choices at 2045 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R3	R5
Management fee	0.19	0.19
Distribution and service (Rule 12b-1) fees	0.50	0.00
Other expenses
Service plan fee	0.15	0.05
Additional other expenses	0.06	0.06
Total other expenses [1]	0.21	0.11
Acquired fund fees and expenses [2]	0.43	0.43
Total annual fund operating expenses [3]	1.33	0.73
Contractual expense reimbursement [4]	–0.29	–0.29
Total annual fund operating expenses after expense reimbursements	1.04	0.44

1 "Other expenses" have been estimated for the first year of operations of the fund’s Class R3 and Class R5 shares.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R3	R5
1 year	106	45
3 years	393	204
5 years	701	377
10 years	1,576	879

4

Retirement Choices at 2040 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R3	R5
Management fee	0.20	0.20
Distribution and service (Rule 12b-1) fees	0.50	0.00
Other expenses
Service plan fee	0.15	0.05
Additional other expenses	0.05	0.05
Total other expenses [1]	0.20	0.10
Acquired fund fees and expenses [2]	0.42	0.42
Total annual fund operating expenses [3]	1.32	0.72
Contractual expense reimbursement [4]	–0.29	–0.29
Total annual fund operating expenses after expense reimbursements	1.03	0.43

1 "Other expenses" have been estimated for the first year of operations of the fund’s Class R3 and Class R5 shares.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R3	R5
1 year	105	44
3 years	390	201
5 years	696	372
10 years	1,565	867

5

Retirement Choices at 2035 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R3	R5
Management fee	0.22	0.22
Distribution and service (Rule 12b-1) fees	0.50	0.00
Other expenses
Service plan fee	0.15	0.05
Additional other expenses	0.05	0.05
Total other expenses [1]	0.20	0.10
Acquired fund fees and expenses [2]	0.40	0.40
Total annual fund operating expenses [3]	1.32	0.72
Contractual expense reimbursement [4]	–0.29	–0.29
Total annual fund operating expenses after expense reimbursements	1.03	0.43

1 "Other expenses" have been estimated for the first year of operations of the fund’s Class R3 and Class R5 shares.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R3	R5
1 year	105	44
3 years	390	201
5 years	696	372
10 years	1,565	867

6

Retirement Choices at 2030 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R3	R5
Management fee	0.26	0.26
Distribution and service (Rule 12b-1) fees	0.50	0.00
Other expenses
Service plan fee	0.15	0.05
Additional other expenses	0.05	0.05
Total other expenses [1]	0.20	0.10
Acquired fund fees and expenses [2]	0.36	0.36
Total annual fund operating expenses [3]	1.32	0.72
Contractual expense reimbursement [4]	–0.29	–0.29
Total annual fund operating expenses after expense reimbursements	1.03	0.43

1 "Other expenses" have been estimated for the first year of operations of the fund’s Class R3 and Class R5 shares.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R3	R5
1 year	105	44
3 years	390	201
5 years	696	372
10 years	1,565	867

7

Retirement Choices at 2025 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R3	R5
Management fee	0.32	0.32
Distribution and service (Rule 12b-1) fees	0.50	0.00
Other expenses
Service plan fee	0.15	0.05
Additional other expenses	0.05	0.05
Total other expenses [1]	0.20	0.10
Acquired fund fees and expenses [2]	0.29	0.29
Total annual fund operating expenses [3]	1.31	0.71
Contractual expense reimbursement [4]	–0.29	–0.29
Total annual fund operating expenses after expense reimbursements	1.02	0.42

1 "Other expenses" have been estimated for the first year of operations of the fund’s Class R3 and Class R5 shares.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R3	R5
1 year	104	43
3 years	387	198
5 years	690	366
10 years	1,554	855

8

Retirement Choices at 2020 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R3	R5
Management fee	0.40	0.40
Distribution and service (Rule 12b-1) fees	0.50	0.00
Other expenses
Service plan fee	0.15	0.05
Additional other expenses	0.05	0.05
Total other expenses [1]	0.20	0.10
Acquired fund fees and expenses [2]	0.21	0.21
Total annual fund operating expenses [3]	1.31	0.71
Contractual expense reimbursement [4]	–0.31	–0.31
Total annual fund operating expenses after expense reimbursements	1.00	0.40

1 "Other expenses" have been estimated for the first year of operations of the fund’s Class R3 and Class R5 shares.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.31% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R3	R5
1 year	102	41
3 years	385	196
5 years	688	364
10 years	1,552	853

9

Retirement Choices Income Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R3	R5
Management fee	0.47	0.47
Distribution and service (Rule 12b-1) fees	0.50	0.00
Other expenses
Service plan fee	0.15	0.05
Additional other expenses	0.09	0.09
Total other expenses [1]	0.24	0.14
Acquired fund fees and expenses [2]	0.15	0.15
Total annual fund operating expenses [3]	1.36	0.76
Contractual expense reimbursement [4]	–0.35	–0.35
Total annual fund operating expenses after expense reimbursements	1.01	0.41

1 "Other expenses" have been estimated for the first year of operations of the fund’s Class R3 and Class R5 shares.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.33% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R3	R5
1 year	103	42
3 years	396	208
5 years	711	388
10 years	1,605	909

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

10

John Hancock Funds II

Supplement dated December 9, 2016 to the current Class 1 Summary Prospectus and Prospectus

Retirement Living through II 2060 Portfolio

Retirement Living through II 2055 Portfolio

Retirement Living through II 2050 Portfolio

Retirement Living through II 2045 Portfolio

Retirement Living through II 2040 Portfolio

Retirement Living through II 2035 Portfolio

Retirement Living through II 2030 Portfolio

Retirement Living through II 2025 Portfolio

Retirement Living through II 2020 Portfolio

Retirement Living through II 2015 Portfolio

Retirement Living through II 2010 Portfolio (the “funds”)

Effective January 1, 2017, the Annual fund operating expenses table and the Expense example table in the “Fund summary” section applicable to each fund is revised and restated as follows:

Retirement Living through II 2060 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.22
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	3.33
Acquired fund fees and expenses [2]	0.39
Total annual fund operating expenses [3]	3.99
Contractual expense reimbursement [4]	–3.57
Total annual fund operating expenses after expense reimbursements	0.42

1 "Other expenses" have been estimated for the fund’s first year of operations.

2 "Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	43
3 years	886

1

Retirement Living through II 2055 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.22
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	0.50
Acquired fund fees and expenses [2]	0.38
Total annual fund operating expenses [3]	1.15
Contractual expense reimbursement [4]	–0.74
Total annual fund operating expenses after expense reimbursements	0.41

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	42
3 years	292
5 years	561
10 years	1,331

2

Retirement Living through II 2050 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.22
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	0.44
Acquired fund fees and expenses [2]	0.38
Total annual fund operating expenses [3]	1.09
Contractual expense reimbursement [4]	–0.68
Total annual fund operating expenses after expense reimbursements	0.41

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	42
3 years	279
5 years	535
10 years	1,267

3

Retirement Living through II 2045 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.22
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	0.28
Acquired fund fees and expenses [2]	0.38
Total annual fund operating expenses [3]	0.93
Contractual expense reimbursement [4]	–0.52
Total annual fund operating expenses after expense reimbursements	0.41

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	42
3 years	244
5 years	464
10 years	1,095

4

Retirement Living through II 2040 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.22
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	0.24
Acquired fund fees and expenses [2]	0.38
Total annual fund operating expenses [3]	0.89
Contractual expense reimbursement [4]	–0.48
Total annual fund operating expenses after expense reimbursements	0.41

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	43
3 years	236
5 years	446
10 years	1,052

5

Retirement Living through II 2035 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.23
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	0.19
Acquired fund fees and expenses [2]	0.37
Total annual fund operating expenses [3]	0.84
Contractual expense reimbursement [4]	–0.43
Total annual fund operating expenses after expense reimbursements	0.41

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	42
3 years	225
5 years	424
10 years	997

6

Retirement Living through II 2030 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.26
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	0.14
Acquired fund fees and expenses [2]	0.36
Total annual fund operating expenses [3]	0.81
Contractual expense reimbursement [4]	–0.38
Total annual fund operating expenses after expense reimbursements	0.43

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	44
3 years	221
5 years	412
10 years	966

7

Retirement Living through II 2025 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.29
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	0.13
Acquired fund fees and expenses [2]	0.34
Total annual fund operating expenses [3]	0.81
Contractual expense reimbursement [4]	–0.37
Total annual fund operating expenses after expense reimbursements	0.44

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	45
3 years	222
5 years	413
10 years	967

8

Retirement Living through II 2020 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.33
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	0.17
Acquired fund fees and expenses [2]	0.32
Total annual fund operating expenses [3]	0.87
Contractual expense reimbursement [4]	–0.43
Total annual fund operating expenses after expense reimbursements	0.44

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.31% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	45
3 years	235
5 years	440
10 years	1,033

9

Retirement Living through II 2015 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.36
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	0.41
Acquired fund fees and expenses [2]	0.30
Total annual fund operating expenses [3]	1.12
Contractual expense reimbursement [4]	–0.69
Total annual fund operating expenses after expense reimbursements	0.43

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.33% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	44
3 years	287
5 years	550
10 years	1,301

10

Retirement Living through II 2010 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.38
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	0.60
Acquired fund fees and expenses [2]	0.29
Total annual fund operating expenses [3]	1.32
Contractual expense reimbursement [4]	–0.90
Total annual fund operating expenses after expense reimbursements	0.42

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.35% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	43
3 years	329
5 years	637
10 years	1,511

You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference.

11

John Hancock Funds II

Supplement dated December 9, 2016 to the current Class I, R1, R3 and R5 Summary Prospectus and Prospectus

Retirement Living through II 2060 Portfolio

Retirement Living through II 2055 Portfolio

Retirement Living through II 2050 Portfolio

Retirement Living through II 2045 Portfolio

Retirement Living through II 2040 Portfolio

Retirement Living through II 2035 Portfolio

Retirement Living through II 2030 Portfolio

Retirement Living through II 2025 Portfolio

Retirement Living through II 2020 Portfolio

Retirement Living through II 2015 Portfolio

Retirement Living through II 2010 Portfolio (the “funds”)

Effective January 1, 2017, the Annual fund operating expenses table and the Expense example table in the “Fund summary” section applicable to each fund is revised and restated as follows:

Retirement Living through II 2060 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	I	R1	R3	R5
Management fee	0.22	0.22	0.22	0.22
Distribution and service (Rule 12b-1) fees	0.00	0.50	0.50	0.00
Other expenses
Service plan fee	0.00	0.25	0.15	0.05
Additional other expenses	3.45	3.35	3.35	3.35
Total other expenses [1]	3.45	3.60	3.50	3.40
Acquired fund fees and expenses [2]	0.39	0.39	0.39	0.39
Total annual fund operating expenses [3]	4.06	4.71	4.61	4.01
Contractual expense reimbursement [4]	–3.57	–3.57	–3.57	–3.57
Total annual fund operating expenses after expense reimbursements	0.49	1.14	1.04	0.44

1 "Other expenses" have been estimated for the fund's first year of operations.

2 "Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	I	R1	R3	R5
1 year	50	116	106	45
3 years	907	1,097	1,068	892

Retirement Living through II 2055 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	I	R1	R3	R5
Management fee	0.22	0.22	0.22	0.22
Distribution and service (Rule 12b-1) fees	0.00	0.50	0.50	0.00
Other expenses
Service plan fee	0.00	0.25	0.15	0.05
Additional other expenses	0.62	0.52	0.52	0.52
Total other expenses [1]	0.62	0.77	0.67	0.57
Acquired fund fees and expenses [2]	0.38	0.38	0.38	0.38
Total annual fund operating expenses [3]	1.22	1.87	1.77	1.17
Contractual expense reimbursement [4]	–0.74	–0.74	–0.74	–0.74
Total annual fund operating expenses after expense reimbursements	0.48	1.13	1.03	0.43

1 "Other expenses" have been estimated for the first year of operations of the fund's Class I, Class R1, Class R3, and Class R5 shares.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	I	R1	R3	R5
1 year	49	115	105	44
3 years	314	516	485	298
5 years	599	942	890	572
10 years	1,412	2,130	2,023	1,354

Retirement Living through II 2050 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	I	R1	R3	R5
Management fee	0.22	0.22	0.22	0.22
Distribution and service (Rule 12b-1) fees	0.00	0.50	0.50	0.00
Other expenses
Service plan fee	0.00	0.25	0.15	0.05
Additional other expenses	0.56	0.46	0.46	0.46
Total other expenses [1]	0.56	0.71	0.61	0.51
Acquired fund fees and expenses [2]	0.38	0.38	0.38	0.38
Total annual fund operating expenses [3]	1.16	1.81	1.71	1.11
Contractual expense reimbursement [4]	–0.68	–0.68	–0.68	–0.68
Total annual fund operating expenses after expense reimbursements	0.48	1.13	1.03	0.43

1 "Other expenses" have been estimated for the first year of operations of the fund's Class I, Class R1, Class R3, and Class R5 shares.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	I	R1	R3	R5
1 year	49	115	105	44
3 years	301	503	472	285
5 years	573	917	864	546
10 years	1,348	2,071	1,963	1,291

Retirement Living through II 2045 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	I	R1	R3	R5
Management fee	0.22	0.22	0.22	0.22
Distribution and service (Rule 12b-1) fees	0.00	0.50	0.50	0.00
Other expenses
Service plan fee	0.00	0.25	0.15	0.05
Additional other expenses	0.40	0.30	0.30	0.30
Total other expenses [1]	0.40	0.55	0.45	0.35
Acquired fund fees and expenses [2]	0.38	0.38	0.38	0.38
Total annual fund operating expenses [3]	1.00	1.65	1.55	0.95
Contractual expense reimbursement [4]	–0.52	–0.52	–0.52	–0.52
Total annual fund operating expenses after expense reimbursements	0.48	1.13	1.03	0.43

1 "Other expenses" have been estimated for the first year of operations of the fund's Class I, Class R1, Class R3, and Class R5 shares.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	I	R1	R3	R5
1 year	49	115	105	44
3 years	267	470	439	251
5 years	502	848	795	475
10 years	1,177	1,911	1,801	1,119

Retirement Living through II 2040 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	I	R1	R3	R5
Management fee	0.22	0.22	0.22	0.22
Distribution and service (Rule 12b-1) fees	0.00	0.50	0.50	0.00
Other expenses
Service plan fee	0.00	0.25	0.15	0.05
Additional other expenses	0.36	0.26	0.26	0.26
Total other expenses [1]	0.36	0.51	0.41	0.31
Acquired fund fees and expenses [2]	0.38	0.38	0.38	0.38
Total annual fund operating expenses [3]	0.96	1.61	1.51	0.91
Contractual expense reimbursement [4]	–0.48	–0.48	–0.48	–0.48
Total annual fund operating expenses after expense reimbursements	0.48	1.13	1.03	0.43

1 "Other expenses" have been estimated for the first year of operations of the fund's Class I, Class R1, Class R3, and Class R5 shares.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	I	R1	R3	R5
1 year	49	115	105	44
3 years	258	461	430	242
5 years	484	831	778	457
10 years	1,134	1,871	1,761	1,075

Retirement Living through II 2035 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	I	R1	R3	R5
Management fee	0.23	0.23	0.23	0.23
Distribution and service (Rule 12b-1) fees	0.00	0.50	0.50	0.00
Other expenses
Service plan fee	0.00	0.25	0.15	0.05
Additional other expenses	0.31	0.21	0.21	0.21
Total other expenses [1]	0.31	0.46	0.36	0.26
Acquired fund fees and expenses [2]	0.37	0.37	0.37	0.37
Total annual fund operating expenses [3]	0.91	1.56	1.46	0.86
Contractual expense reimbursement [4]	–0.43	–0.43	–0.43	–0.43
Total annual fund operating expenses after expense reimbursements	0.48	1.13	1.03	0.43

1 "Other expenses" have been estimated for the first year of operations of the fund's Class I, Class R1, Class R3, and Class R5 shares.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	I	R1	R3	R5
1 year	49	115	105	44
3 years	247	451	419	231
5 years	462	809	757	435
10 years	1,080	1,820	1,709	1,021

Retirement Living through II 2030 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	I	R1	R3	R5
Management fee	0.26	0.26	0.26	0.26
Distribution and service (Rule 12b-1) fees	0.00	0.50	0.50	0.00
Other expenses
Service plan fee	0.00	0.25	0.15	0.05
Additional other expenses	0.26	0.16	0.16	0.16
Total other expenses [1]	0.26	0.41	0.31	0.21
Acquired fund fees and expenses [2]	0.36	0.36	0.36	0.36
Total annual fund operating expenses [3]	0.88	1.53	1.43	0.83
Contractual expense reimbursement [4]	–0.38	–0.38	–0.38	–0.38
Total annual fund operating expenses after expense reimbursements	0.50	1.15	1.05	0.45

1 "Other expenses" have been estimated for the first year of operations of the fund's Class I, Class R1, Class R3, and Class R5 shares.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	I	R1	R3	R5
1 year	51	117	107	46
3 years	243	446	415	227
5 years	450	798	745	423
10 years	1,049	1,791	1,680	990

Retirement Living through II 2025 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	I	R1	R3	R5
Management fee	0.29	0.29	0.29	0.29
Distribution and service (Rule 12b-1) fees	0.00	0.50	0.50	0.00
Other expenses
Service plan fee	0.00	0.25	0.15	0.05
Additional other expenses	0.25	0.15	0.15	0.15
Total other expenses [1]	0.25	0.40	0.30	0.20
Acquired fund fees and expenses [2]	0.34	0.34	0.34	0.34
Total annual fund operating expenses [3]	0.88	1.53	1.43	0.83
Contractual expense reimbursement [4]	–0.37	–0.37	–0.37	–0.37
Total annual fund operating expenses after expense reimbursements	0.51	1.16	1.06	0.46

1 "Other expenses" have been estimated for the first year of operations of the fund's Class I, Class R1, Class R3, and Class R5 shares.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	I	R1	R3	R5
1 year	52	118	108	47
3 years	244	447	416	228
5 years	451	799	746	424
10 years	1,050	1,792	1,681	991

Retirement Living through II 2020 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	I	R1	R3	R5
Management fee	0.33	0.33	0.33	0.33
Distribution and service (Rule 12b-1) fees	0.00	0.50	0.50	0.00
Other expenses
Service plan fee	0.00	0.25	0.15	0.05
Additional other expenses	0.29	0.19	0.19	0.19
Total other expenses [1]	0.29	0.44	0.34	0.24
Acquired fund fees and expenses [2]	0.32	0.32	0.32	0.32
Total annual fund operating expenses [3]	0.94	1.59	1.49	0.89
Contractual expense reimbursement [4]	–0.43	–0.43	–0.43	–0.43
Total annual fund operating expenses after expense reimbursements	0.51	1.16	1.06	0.46

1 "Other expenses" have been estimated for the first year of operations of the fund's Class I, Class R1, Class R3, and Class R5 shares.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.31% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	I	R1	R3	R5
1 year	52	118	108	47
3 years	257	460	429	241
5 years	478	825	772	451
10 years	1,115	1,853	1,743	1,056

Retirement Living through II 2015 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	I	R1	R3	R5
Management fee	0.36	0.36	0.36	0.36
Distribution and service (Rule 12b-1) fees	0.00	0.50	0.50	0.00
Other expenses
Service plan fee	0.00	0.25	0.15	0.05
Additional other expenses	0.53	0.43	0.43	0.43
Total other expenses [1]	0.53	0.68	0.58	0.48
Acquired fund fees and expenses [2]	0.30	0.30	0.30	0.30
Total annual fund operating expenses [3]	1.19	1.84	1.74	1.14
Contractual expense reimbursement [4]	–0.69	–0.69	–0.69	–0.69
Total annual fund operating expenses after expense reimbursements	0.50	1.15	1.05	0.45

1 "Other expenses" have been estimated for the first year of operations of the fund's Class I, Class R1, Class R3, and Class R5 shares.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.33% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	I	R1	R3	R5
1 year	51	117	107	46
3 years	309	512	481	294
5 years	588	931	879	561
10 years	1,382	2,102	1,994	1,324

Retirement Living through II 2010 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	I	R1	R3	R5
Management fee	0.38	0.38	0.38	0.38
Distribution and service (Rule 12b-1) fees	0.00	0.50	0.50	0.00
Other expenses
Service plan fee	0.00	0.25	0.15	0.05
Additional other expenses	0.72	0.62	0.62	0.62
Total other expenses [1]	0.72	0.87	0.77	0.67
Acquired fund fees and expenses [2]	0.29	0.29	0.29	0.29
Total annual fund operating expenses [3]	1.39	2.04	1.94	1.34
Contractual expense reimbursement [4]	–0.90	–0.90	–0.90	–0.90
Total annual fund operating expenses after expense reimbursements	0.49	1.14	1.04	0.44

1 "Other expenses" have been estimated for the first year of operations of the fund's Class I, Class R1, Class R3, and Class R5 shares.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.35% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	I	R1	R3	R5
1 year	50	116	106	45
3 years	351	553	522	336
5 years	674	1,015	964	648
10 years	1,590	2,297	2,191	1,534

You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference.

John Hancock Funds II

John Hancock Lifestyle Portfolios

John Hancock Lifestyle II Portfolios

John Hancock Retirement Choices Portfolios

John Hancock Retirement Living Portfolios

John Hancock Retirement Living through II Portfolios

Supplement dated December 9, 2016 to the current Statement of Additional Information

The following information supplements and supersedes any information to the contrary relating to the portfolios, each a series of John Hancock Funds II, contained in the Statement of Additional Information (the “SAI”).

Effective as of February 1, 2017 (the Effective Date), the portfolios will be changing their names as set forth in the table below:

Portfolio Suite	Current Portfolio Name	New Portfolio Name
John Hancock Lifestyle Portfolios	Lifestyle Aggressive Portfolio	Multimanager Lifestyle Aggressive Portfolio
	Lifestyle Growth Portfolio	Multimanager Lifestyle Growth Portfolio
	Lifestyle Balanced Portfolio	Multimanager Lifestyle Balanced Portfolio
	Lifestyle Moderate Portfolio	Multimanager Lifestyle Moderate Portfolio
	Lifestyle Conservative Portfolio	Multimanager Lifestyle Conservative Portfolio
John Hancock Lifestyle II Portfolios	Lifestyle II Aggressive Portfolio	Multi-Index Lifestyle Aggressive Portfolio
	Lifestyle II Growth Portfolio	Multi-Index Lifestyle Growth Portfolio
	Lifestyle II Balanced Portfolio	Multi-Index Lifestyle Balanced Portfolio
	Lifestyle II Moderate Portfolio	Multi-Index Lifestyle Moderate Portfolio
	Lifestyle II Conservative Portfolio	Multi-Index Lifestyle Conservative Portfolio
John Hancock Retirement Choices Portfolios	Retirement Choices at 2060 Portfolio	Multi-Index 2060 Preservation Portfolio
	Retirement Choices at 2055 Portfolio	Multi-Index 2055 Preservation Portfolio
	Retirement Choices at 2050 Portfolio	Multi-Index 2050 Preservation Portfolio
	Retirement Choices at 2045 Portfolio	Multi-Index 2045 Preservation Portfolio
	Retirement Choices at 2040 Portfolio	Multi-Index 2040 Preservation Portfolio
	Retirement Choices at 2035 Portfolio	Multi-Index 2035 Preservation Portfolio
	Retirement Choices at 2030 Portfolio	Multi-Index 2030 Preservation Portfolio
	Retirement Choices at 2025 Portfolio	Multi-Index 2025 Preservation Portfolio
	Retirement Choices at 2020 Portfolio	Multi-Index 2020 Preservation Portfolio
	Retirement Choices Income Portfolio	Multi-Index Income Preservation Portfolio
John Hancock Retirement Living Portfolios	Retirement Living through 2060 Portfolio	Multimanager 2060 Lifetime Portfolio
	Retirement Living through 2055 Portfolio	Multimanager 2055 Lifetime Portfolio
	Retirement Living through 2050 Portfolio	Multimanager 2050 Lifetime Portfolio
	Retirement Living through 2045 Portfolio	Multimanager 2045 Lifetime Portfolio
	Retirement Living through 2040 Portfolio	Multimanager 2040 Lifetime Portfolio
	Retirement Living through 2035 Portfolio	Multimanager 2035 Lifetime Portfolio
	Retirement Living through 2030 Portfolio	Multimanager 2030 Lifetime Portfolio
	Retirement Living through 2025 Portfolio	Multimanager 2025 Lifetime Portfolio
	Retirement Living through 2020 Portfolio	Multimanager 2020 Lifetime Portfolio
	Retirement Living through 2015 Portfolio	Multimanager 2015 Lifetime Portfolio
	Retirement Living through 2010 Portfolio	Multimanager 2010 Lifetime Portfolio
John Hancock Retirement Living through II Portfolios	Retirement Living through II 2060 Portfolio	Multi-Index 2060 Lifetime Portfolio
	Retirement Living through II 2055 Portfolio	Multi-Index 2055 Lifetime Portfolio
	Retirement Living through II 2050 Portfolio	Multi-Index 2050 Lifetime Portfolio
	Retirement Living through II 2045 Portfolio	Multi-Index 2045 Lifetime Portfolio
	Retirement Living through II 2040 Portfolio	Multi-Index 2040 Lifetime Portfolio
	Retirement Living through II 2035 Portfolio	Multi-Index 2035 Lifetime Portfolio
	Retirement Living through II 2030 Portfolio	Multi-Index 2030 Lifetime Portfolio
	Retirement Living through II 2025 Portfolio	Multi-Index 2025 Lifetime Portfolio
	Retirement Living through II 2020 Portfolio	Multi-Index 2020 Lifetime Portfolio
	Retirement Living through II 2015 Portfolio	Multi-Index 2015 Lifetime Portfolio
	Retirement Living through II 2010 Portfolio	Multi-Index 2010 Lifetime Portfolio

Accordingly, all references to the previous portfolio names will be changed on the Effective Date to reflect the portfolios’ new names.

You should read this Supplement in conjunction with the SAI and retain it for future reference.